Fair Value Measurements - Additional Information (Detail) (Fair Value, Inputs, Level 3, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value, Inputs, Level 3
Fair Value Measurements [Line Items]
Carrying value of equity securities	¥ 3,577
Fair value of equity securities	0
Other-than-temporary impairment charges on non-marketable equity securities and equity securities accounted for by equity method	¥ 3,577